Short-Term Borrowings (Reconciliation of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of detailed information about borrowings [line items]
Accounts receivable securitization program, beginning of period			$ 40
Proceeds received from accounts receivable securitization	$ 135	$ 0	215	$ 0
Accounts receivable securitization program, end of period	255		255
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Accounts receivable securitization program, beginning of period	120	40	40	40
Proceeds received from accounts receivable securitization	80	0	160	0
Repayment of accounts receivable securitization	0	0	0	0
Accounts receivable securitization program, end of period	$ 200	$ 40	$ 200	$ 40